Document and Entity Information	Jan. 29, 2026
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001126956
Document Type	8-K
Document Period End Date	Jan. 29, 2026
Entity File Number	1-16681
Entity Registrant Name	Spire Inc.
Entity Address, Address Line One	700 Market Street
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63101
City Area Code	314
Local Phone Number	342-0500
Entity Incorporation State Country Code	MO
Entity Tax Identification Number	74-2976504
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock $1.00 par value
Trading Symbol	SR
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a share of 5.90% Series A Cumulative Redeemable Perpetual Preferred Stock, par value
Trading Symbol	SR.PRA
Security Exchange Name	NYSE
Junior Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.375% Junior Subordinated Notes due 2086
Trading Symbol	SRJN
Security Exchange Name	NYSE